UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.K. Limited
Address: 1 Angel Lane,
         London UK EC4R 3AB

13F File Number: 028-11455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nigel Biggs
Title: Executive Officer
Phone: 44 0207 521 1350
Signature, Place, and Date of Signing:

/s/ Nigel Biggs
Nigel Biggs, London, November 9, 2012

"Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. Based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to positions in
Section 13(f) securities held by its operating subsidiaries, including, among others, Nomura Asset Management U.K. Limited ("NAM UK"). The Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) Nomura Asset Management U.K. Limited ("NAM UK").

--------------------------------------------------------------------------------

Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 130

Form 13F Information Table Value Total: 218,282 (thousands)

List of Other Included Managers: None

                             TITLE OF                       VALUE   SHRS OR     SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP    (x$1000) PRN AMT     PRN   CALL  DISCRETION  MANAGER   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
3M CO                           COM             88579Y101      268    2,900     SH             Sole               2,900
ABBOTT LABS                     COM             002824100      391    5,700     SH             Sole               5,700
AFLAC INC                       COM             001055102      594   12,400     SH             Sole              12,400
AGRIUM INC                      COM             008916108    2,062   19,890     SH             Sole              19,890
AIRGAS INC                      COM             009363102    2,938   35,700     SH             Sole              35,700
ALCOA INC                       COM             013817101      120   13,600     SH             Sole              13,600
ALTRIA GROUP INC                COM             02209S103      317    9,500     SH             Sole               9,500
AMERICAN EXPRESS CO             COM             025816109    2,933   51,587     SH             Sole              51,587
AMERICAN INTL GROUP INC         COM NEW         026874784    3,461  105,560     SH             Sole             105,560
AMERICAN WATER WORKS            COM             030420103    1,866   50,360     SH             Sole              50,360
ANNALY CAP MGMT INC             COM             035710409      182   10,800     SH             Sole              10,800
APACHE CORP                     COM             037411105    2,792   32,290     SH             Sole              32,290
APPLE INC                       COM             037833100    8,712   13,060     SH             Sole              13,060
AT & T INC                      COM             00206R102    5,316  141,010     SH             Sole             141,010
AVAGO TECHNOLOGIES LTD          SHS             Y0486S104    1,562   44,800     SH             Sole              44,800
AVERY DENNISON CORP             COM             053611109    1,968   61,840     SH             Sole              61,840
BANK OF AMERICA CORP            COM             060505104    1,196  135,445     SH             Sole             135,445
BANK OF MONTREAL QUE            COM             063671101      201    3,400     SH             Sole               3,400
BCE INC                         COM NEW         05534B760      202    4,600     SH             Sole               4,600
BERKSHIRE HATHAWAY INC DEL      CL A            084670108    1,194        9     SH             Sole                   9
BK.OF NOVA SCOTIA               COM             064149107      279    5,100     SH             Sole               5,100
BOEING CO                       COM             097023105      244    3,500     SH             Sole               3,500
BOSTON SCIENTIFIC CORP          COM             101137107       82   14,300     SH             Sole              14,300
BRISTOL MYERS SQUIBB CO         COM             110122108      257    7,600     SH             Sole               7,600
CANADIAN NATURAL RES LTD        COM             136385101    2,888   93,680     SH             Sole              93,680
CATERPILLAR INC DEL             COM             149123101      232    2,700     SH             Sole               2,700
CHEVRON CORP NEW                COM             166764100    6,022   51,661     SH             Sole              51,661
CISCO SYSTEMS INC               COM             17275R102    1,928  100,980     SH             Sole             100,980
CITIGROUP INC                   COM NEW         172967424    2,714   82,943     SH             Sole              82,943
CITRIX SYSTEMS INC              COM             177376100    1,190   15,540     SH             Sole              15,540
COACH INC                       COM             189754104    2,343   41,820     SH             Sole              41,820
COCA COLA CO                    COM             191216100    2,971   78,322     SH             Sole              78,322
COGNIZANT TECHNOLOGY SOLUTION   CL A            192446102    1,990   28,470     SH             Sole              28,470
COMCAST CORP NEW                CL A            20030N101      418   11,700     SH             Sole              11,700
CONOCOPHILLIPS                  COM             20825C104      486    8,500     SH             Sole               8,500
CORNING INC                     COM             219350105    2,519  191,590     SH             Sole             191,590
COSTCO WHSL CORP NEW            COM             22160K105      230    2,300     SH             Sole               2,300
CROWN HOLDINGS INC              COM             228368106    3,271   89,000     SH             Sole              89,000
CVS CAREMARK CORP               COM             126650100      349    7,200     SH             Sole               7,200
DELL INC                        COM             24702R101      181   18,400     SH             Sole              18,400
DISNEY WALT CO                  COM             254687106    2,381   45,546     SH             Sole              45,546
DOLLAR GENERAL CORP             COM             256677105    3,349   64,970     SH             Sole              64,970
DOW CHEMICALS CO                COM             260543103      249    8,600     SH             Sole               8,600
DR PEPPER SNAPPLE GROUP INC     COM             26138E109    2,096   47,070     SH             Sole              47,070

                             TITLE OF                       VALUE   SHRS OR     SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP    (x$1000) PRN AMT     PRN   CALL  DISCRETION  MANAGER   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
DU PONT E I DE NEMOURS          COM             263534109      236    4,700     SH             Sole               4,700
DUKE ENERGY CORP NEW            COM             26441C204      447    6,894     SH             Sole               6,894
DUN & BRADSTREET CORP DEL       COM             26483E100    1,140   14,314     SH             Sole              14,314
ECOPETROL  S A                  SPONSORED ADS   279158109      359    6,100     SH             Sole               6,100
EDWARDS LIFESCIENCES CORP       COM             28176E108      514    4,790     SH             Sole               4,790
ENCANA CORP                     COM             292505104      203    9,300     SH             Sole               9,300
EXELON CORP                     COM             30161N101      208    5,834     SH             Sole               5,834
EXPRESS SCRIPTS HLDG CO         COM             30219G108    4,309   68,797     SH             Sole              68,797
EXXON MOBIL CORP                COM             30231G102    5,570   60,905     SH             Sole              60,905
FACEBOOK INC                    CL A            30303M102      412   19,020     SH             Sole              19,020
FLEXTRONICS INTL LTD            COM             Y2573F102       79   13,200     SH             Sole              13,200
FORD MOTOR CO DEL               COM             345370860      527   53,400     SH             Sole              53,400
FREEPORT-MCMORAN COPPER & GO    COM             35671D857    4,087  103,256     SH             Sole             103,256
FRONTIER COMMUNICATIONS CORP    COM             35906A108       72   14,556     SH             Sole              14,556
GENERAL DYNAMICS CORP           COM             369550108    3,004   45,438     SH             Sole              45,438
GENERAL ELECTRIC CO             COM             369604103    1,833   80,700     SH             Sole              80,700
GENERAL MOTORS CO               COM             37045V100      396   17,400     SH             Sole              17,400
GOLDMAN SACHS GROUP INC         COM             38141G104      580    5,100     SH             Sole               5,100
GOOGLE INC                      CL A            38259P508    5,591    7,410     SH             Sole               7,410
GRACO INC                       COM             384109104    1,990   39,580     SH             Sole              39,580
HEWLETT PACKARD CO              COM             428236103    1,629   95,470     SH             Sole              95,470
HOME DEPOT INC                  COM             437076102    2,155   35,695     SH             Sole              35,695
HONEYWELL INTL INC              COM             438516106      215    3,600     SH             Sole               3,600
INGERSOLL-RAND PLC              SHS             G47791101      688   15,350     SH             Sole              15,350
INGREDION INC                   COM             457187102    2,729   49,480     SH             Sole              49,480
INTEL CORP                      COM             458140100      519   22,900     SH             Sole              22,900
INTERNATIONAL BUSINESS MACHS    COM             459200101      685    3,300     SH             Sole               3,300
JOHNSON & JOHNSON               COM             478160104    6,254   90,751     SH             Sole              90,751
JPMORGAN CHASE & CO             COM             46625H100    4,264  105,341     SH             Sole             105,341
KRAFT FOODS INC                 COM             50075N104      343    8,289     SH             Sole               8,289
KROGER CO                       COM             501044101      219    9,300     SH             Sole               9,300
LAS VEGAS SANDS CORP            COM             517834107    2,740   59,090     SH             Sole              59,090
LAZARD LTD                      SHS A           G54050102    2,356   80,600     SH             Sole              80,600
LILLY ELI & CO                  COM             532457108      308    6,500     SH             Sole               6,500
LORILLARD INC                   COM             544147101    2,785   23,920     SH             Sole              23,920
LOWES COS INC                   COM             548661107      221    7,300     SH             Sole               7,300
MANULIFE FINANCIAL CORP         COM             56501R106      200   16,600     SH             Sole              16,600
MARATHON OIL CORP               COM             565849106      296   10,000     SH             Sole              10,000
MCDONALDS CORP                  COM             580135101      303    3,300     SH             Sole               3,300
MCKESSON CORP                   COM             58155Q103      224    2,600     SH             Sole               2,600
MERCK & CO INC NEW              COM             58933Y105    3,712   82,308     SH             Sole              82,308
METLIFE INC                     COM             59156R108    2,983   86,569     SH             Sole              86,569
MICRON TECHNOLOGY INC           COM             595112103       72   12,100     SH             Sole              12,100
MICROSOFT CORP                  COM             594918104    6,557  220,328     SH             Sole             220,328
MORGAN STANLEY                  COM NEW         617446448      432   25,800     SH             Sole              25,800
NATIONAL INSTRS CORP            COM             636518102    1,472   58,570     SH             Sole              58,570
NETAPP INC                      COM             64110D104    1,358   41,300     SH             Sole              41,300

                             TITLE OF                       VALUE   SHRS OR     SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP    (x$1000) PRN AMT     PRN   CALL  DISCRETION  MANAGER   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
NEWS CORP                       CL A            65248E104      235    9,600     SH             Sole               9,600
NV ENERGY INC                   COM             67073Y106    2,342  130,040     SH             Sole             130,040
OCCIDENTAL PETROLEUM            COM             674599105      318    3,700     SH             Sole               3,700
ORACLE CORP                     COM             68389X105      305    9,700     SH             Sole               9,700
PEABODY ENERGY CORP             COM             704549104    1,671   74,979     SH             Sole              74,979
PEPSICO INC                     COM             713448108    4,104   57,987     SH             Sole              57,987
PFIZER INC                      COM             717081103    5,238  210,775     SH             Sole             210,775
PG & E CORP                     COM             69331C108    1,187   27,810     SH             Sole              27,810
PHILIP MORRIS INTL INC          COM             718172109    5,355   59,539     SH             Sole              59,539
PHILLIPS 66                     COM             718546104      589   12,700     SH             Sole              12,700
PNC FINL SVCS GROUP             COM             693475105    1,761   27,901     SH             Sole              27,901
PROCTER & GAMBLE CO             COM             742718109      888   12,800     SH             Sole              12,800
PRUDENTIAL FINL INC             COM             744320102      218    4,000     SH             Sole               4,000
QUALCOMM INC                    COM             747525103    3,407   54,540     SH             Sole              54,540
REGIONS FINL.NEW                COM             7591EP100       73   10,100     SH             Sole              10,100
REPUBLIC SVCS INC               COM             760759100    3,641  132,350     SH             Sole             132,350
RESEARCH IN MOTION LTD          COM             760975102       91   12,100     SH             Sole              12,100
ROYAL BK CDA MONTREAL QUE       COM             780087102      419    7,300     SH             Sole               7,300
SOUTHERN CO                     COM             842587107      203    4,400     SH             Sole               4,400
SPRINT CORP                     COM             852061100      286   51,800     SH             Sole              51,800
SUNCOR ENERGY INC NEW           COM             867224107    3,003   91,373     SH             Sole              91,373
TALISMAN ENERGY INC             COM             87425E103    1,275   95,470     SH             Sole              95,470
TARGET CORP                     COM             87612E106    2,244   35,356     SH             Sole              35,356
TIME WARNER CABLE INC           COM             88732J207    3,184   33,495     SH             Sole              33,495
TIME WARNER INC                 COM NEW         887317303      319    7,033     SH             Sole               7,033
TORONTO DOMINION BK ONT         COM NEW         891160509    2,198   26,372     SH             Sole              26,372
UNITED PARCEL SERVICE INC       CL B            911312106      265    3,700     SH             Sole               3,700
UNITED TECHNOLOGIES CORP        COM             913017109      321    4,100     SH             Sole               4,100
UNITEDHEALTH GROUP INC          COM             91324P102      288    5,200     SH             Sole               5,200
US BANCORP                      COM             902973304      274    8,000     SH             Sole               8,000
VALERO ENERGY CORP NEW          COM             91913Y100      352   11,100     SH             Sole              11,100
VERIZON COMMUNICATIONS INC      COM             92343V104    1,044   22,900     SH             Sole              22,900
WALGREEN CO                     COM             931422109    3,538   97,100     SH             Sole              97,100
WAL-MART STORES INC             COM             931142103    1,587   21,500     SH             Sole              21,500
WARNACO GROUP INC               COM             934390402    1,141   21,980     SH             Sole              21,980
WELLPOINT INC                   COM             94973V107    3,014   51,960     SH             Sole              51,960
WELLS FARGO & CO NEW            COM             949746101    5,417  156,886     SH             Sole             156,886
XEROX CORP                      COM             984121103       81   11,093     SH             Sole              11,093
XILINX INC                      COM             983919101    2,189   65,528     SH             Sole              65,528

                                                TOTAL      218,282